MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 8,308,000	¥ 53,820,000	¥ 46,178,000	¥ 41,036,000